Exhibit 99
Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	September 2014
Payment Date	10/15/2014
Transaction Month	23
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,096,048,240.42	51,209	56.40 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$234,900,000.00	0.22000%	December 15, 2013
Class A-2 Notes	$342,700,000.00	0.400%	September 15, 2015
Class A-3 Notes	$326,200,000.00	0.510%	April 15, 2017
Class A-4 Notes	$95,610,000.00	0.670%	March 15, 2018
Class B Notes	$31,560,000.00	1.010%	May 15, 2018
Class C Notes	$21,040,000.00	1.230%	August 15, 2018
Class D Notes	$21,040,000.00	1.970%	May 15, 2019
Total	$1,073,050,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,517,218.75

Principal:
Principal Collections	$12,432,997.85
Prepayments in Full	$8,709,754.49
Liquidation Proceeds	$255,523.31
Recoveries	$16,080.13
Sub Total	$21,414,355.78
Collections	$22,931,574.53

Purchase Amounts:
Purchase Amounts Related to Principal	$258,204.01
Purchase Amounts Related to Interest	$1,424.62
Sub Total	$259,628.63

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$23,191,203.16

Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	September 2014
Payment Date	10/15/2014
Transaction Month	23
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$23,191,203.16
Servicing Fee	$357,238.57	$357,238.57	$0.00	$0.00	$22,833,964.59
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$22,833,964.59
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$22,833,964.59
Interest - Class A-3 Notes	$102,612.23	$102,612.23	$0.00	$0.00	$22,731,352.36
Interest - Class A-4 Notes	$53,382.25	$53,382.25	$0.00	$0.00	$22,677,970.11
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$22,677,970.11
Interest - Class B Notes	$26,563.00	$26,563.00	$0.00	$0.00	$22,651,407.11
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$22,651,407.11
Interest - Class C Notes	$21,566.00	$21,566.00	$0.00	$0.00	$22,629,841.11
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$22,629,841.11
Interest - Class D Notes	$34,540.67	$34,540.67	$0.00	$0.00	$22,595,300.44
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$22,595,300.44
Regular Principal Payment	$20,667,607.17	$20,667,607.17	$0.00	$0.00	$1,927,693.27
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,927,693.27
Residuel Released to Depositor	$0.00	$1,927,693.27	$0.00	$0.00	$0.00
Total		$23,191,203.16

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$20,667,607.17
Total					$20,667,607.17
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$20,667,607.17	$63.36	$102,612.23	$0.31	$20,770,219.40	$63.67
Class A-4 Notes	$0.00	$0.00	$53,382.25	$0.56	$53,382.25	$0.56
Class B Notes	$0.00	$0.00	$26,563.00	$0.84	$26,563.00	$0.84
Class C Notes	$0.00	$0.00	$21,566.00	$1.03	$21,566.00	$1.03
Class D Notes	$0.00	$0.00	$34,540.67	$1.64	$34,540.67	$1.64
Total	$20,667,607.17	$19.26	$238,664.15	$0.22	$20,906,271.32	$19.48

Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	September 2014
Payment Date	10/15/2014
Transaction Month	23

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$241,440,540.96	0.7401611	$220,772,933.79	0.6768024
Class A-4 Notes	$95,610,000.00	1.0000000	$95,610,000.00	1.0000000
Class B Notes	$31,560,000.00	1.0000000	$31,560,000.00	1.0000000
Class C Notes	$21,040,000.00	1.0000000	$21,040,000.00	1.0000000
Class D Notes	$21,040,000.00	1.0000000	$21,040,000.00	1.0000000
Total	$410,690,540.96	0.3827320	$390,022,933.79	0.3634714

Pool Information
Weighted Average APR	4.120%	4.110%
Weighted Average Remaining Term	38.01	37.18
Number of Receivables Outstanding	27,148	26,397
Pool Balance	$428,686,281.93	$406,781,228.49
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$411,640,593.99	$390,644,411.02
Pool Factor	0.3911199	0.3711344

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$5,480,241.20
Targeted Credit Enhancement Amount	$6,101,718.43
Yield Supplement Overcollateralization Amount	$16,136,817.47
Targeted Overcollateralization Amount	$16,758,294.70
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$16,758,294.70

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$5,480,241.20
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$5,480,241.20
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$5,480,241.20

Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	September 2014
Payment Date	10/15/2014
Transaction Month	23

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		78	$248,573.78
(Recoveries)		61	$16,080.13
Net Losses for Current Collection Period			$232,493.65
Cumulative Net Losses Last Collection Period			$4,283,619.18
Cumulative Net Losses for all Collection Periods			$4,516,112.83

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.65%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.91%	417	$7,788,449.98
61-90 Days Delinquent	0.19%	40	$771,142.94
91-120 Days Delinquent	0.06%	13	$246,535.91
Over 120 Days Delinquent	0.17%	30	$682,950.48
Total Delinquent Receivables	2.33%	500	$9,489,079.31

Repossession Inventory:
Repossessed in the Current Collection Period		19	$367,030.31
Total Repossessed Inventory		32	$710,196.57

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.4494%
Preceding Collection Period			0.7654%
Current Collection Period			0.6679%
Three Month Average			0.6276%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.2871%
Preceding Collection Period			0.2984%
Current Collection Period			0.3144%
Three Month Average			0.3000%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2014

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer